Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 31,868	$ 18,872
Software development costs
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 9,030	$ 7,464